SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Sub-total	$ 4,154,236	$ 4,098,221
Less: accumulated depreciation	(3,923,541)	(3,881,698)
Total	230,695	216,523
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	572,153	576,573
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	51,975	52,376
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	8,655	5,447
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	3,011,415	2,958,295
Tools, Dies and Molds [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	$ 510,038	$ 505,530